PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 121,067	$ 114,540
Accumulated depreciation	98,091	91,569
Property and equipment, net	22,976	22,971
Depreciation expenses	8,666	8,912	$ 8,834
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100,516	95,930
Accumulated depreciation	83,822	78,711
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,126	11,989
Accumulated depreciation	9,551	8,677
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,425	6,621
Accumulated depreciation	$ 4,718	$ 4,181